UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services, Ltd. Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number: 028-14814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    May 13, 2013


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total: 758668
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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



                                                        FORM 13F INFORMATION TABLE
                                                           Value     Shares/ Sh/ Put/ Invstmt  Other   Voting Authority
Name of Issuer                Title of Class   CUSIP      (x$1000)   Prn Amt Prn Call Dscretn  Managers Sole  Shared None
---------                     --------------  --------    -------    ------- --- ---- -------  -------- ----- ------ -----
ISH (OEF) S&P 100                   ETF      46428710     88,360    1,254,576 SH        Sole          352,406    0   902,170
ISH (LQD) IBOXX INV GRD CORP BD     ETF      46428724     21,997      183,460 SH        Sole           30,450    0   153,010
ISH (IVE) S&P 500 VALUE             ETF      46428740    104,273    1,412,918 SH        Sole          394,393    0  1,018,52
ISH (IEF) BARCLAYS 7-10YR TSY       ETF      46428744     37,476      349,137 SH        Sole           57,782    0   291,355
ISH (EFA) MSCI EAFE                 ETF      46428746     51,879      879,595 SH        Sole          243,963    0   635,632
ISH (MBB) BARCLAYS FIXED BD FD      ETF      46428858     74,507      690,265 SH        Sole          113,780    0   576,485
ISH (CFT) LEHMAN CR BD FD           ETF      46428862     37,208      330,533 SH        Sole           54,668    0   275,865
ISH (PFF) PREF STK INDX             ETF      46428868     29,128      718,843 SH        Sole          268,113    0   450,730
VAN (BSV) SHORT BD FD               ETF      92193782     17,561      216,825 SH        Sole                0    0   216,825
VAN (VYM) HIGH DVD YL               ETF      92194640      5,522      100,750 SH        Sole          100,750    0         0
VAN (VWO) FTSE EMRG MKTS EQTY       ETF      92204285     79,434    1,851,831 SH        Sole          506,511    0  1,345,32
SPDR (SPY) S&P 500                  ETF      78462F10    141,093      900,572 SH        Sole          251,069    0   649,503
SPDR (GLD) GOLD TRUST               ETF      78463V10     41,325      267,528 SH        Sole           72,888    0   194,640
WIS (ELD) EMRG MKTS DEBT            ETF      97717X86     28,905      550,262 SH        Sole          217,162    0   333,100